Income Taxes - (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income before Income Tax, Domestic and Foreign	The components of (loss) income before income taxes were as follows:

	Year Ended December 31,
	2019	2018
Domestic	$(49,024)	$(48,194)
Foreign	5,610	6,270

Schedule of Components of Income Tax (Benefit) Expense
The income taxes benefit consisted of the following components:

	Year Ended December 31,
	2019	2018
Federal
current	$(99)	$(413)
deferred	(4,834)	(5,000)
State
current	(116)	296
deferred	(1,189)	(1,761)
Foreign
current	1,307	1,986
deferred	32	113
	$(4,899)	$(4,779)

Schedule of Effective Income Tax Rate Reconciliation
The items accounting for differences between the income tax benefit computed at the federal statutory rate and the provision for income taxes were as follows:

	Year Ended December 31,
	2019	2018
Federal income tax at statutory rates	$(9,117)	$(8,804)
State income taxes, net of federal income tax benefits	(2,249)	(1,536)
Permanent items:
Foreign inclusions	1,104	369
Other permanent differences	585	804
Rate differential on foreign income	262	452
Valuation allowance	3,667	(40,849)
Provision to return adjustments	182	2,910
Net operating loss ("NOL") carryforward asset limitation	—	41,767
Other	667	108
Income tax benefit	$(4,899)	$(4,779)
Effective income tax benefit rate	11.3%	11.4%

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Pension and postretirement benefits	$1,208	$2,111
Deferred compensation	973	1,452
Restructuring related and other reserves	6	4
Operating lease liabilities	10,314	—
Alternative minimum tax and net operating loss carryforward	19,529	11,227
Inventory	4,161	5,223
Intangible assets and goodwill	4,744	5,561
Other, net	1,741	1,841
Deferred tax assets before valuation allowance	42,676	27,419
Valuation allowance	(14,344)	(10,842)
Total deferred tax assets	$28,332	$16,577
Deferred tax liabilities:
Depreciation	$4,394	$5,372
Operating right-of-use asset	10,300	—
Excess of book basis over tax basis in investments	318	225
Convertible debt discount	15,140	16,834
Other, net	421	425
Total deferred tax liabilities	30,573	22,856
Net deferred tax liabilities	$(2,241)	$(6,279)

Summary of Valuation Allowance
Activity in the Company's valuation allowances for the U.S. and non-U.S. operations were as follows:

	Year Ended December 31,
	2019	2018
Domestic
Balance, beginning of period	$2,271	$43,037
Provision charged to expense	3,949	—
Reduction due to Section 382 limitations	—	(40,766)
Provision charged to discontinued operations and other comprehensive income	(92)	—
Balance, end of period	$6,128	$2,271
Foreign
Balance, beginning of period	$8,571	$9,116
Impact of foreign exchange on beginning of period balance	240	(437)
Provision charged to expense	(595)	(108)
Balance, end of period	$8,216	$8,571